Non-current Provisions - Detailed Information About Changes to Reclamation and Closure Cost Obligations (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Changes To Reclamation And Closure Cost Obligations [line items]
Other non-current provision	$ 38	$ 70
Minera Alumbrera Limited [member]
Disclosure Of Detailed Information About Changes To Reclamation And Closure Cost Obligations [line items]
Reduction in other non-current provision	$ (30)	(45)
Percentage of estimated reclamation costs	37.50%
Other non-current provision	$ 0	$ 30